ORDINARY SHARES	12 Months Ended
Dec. 31, 2022
Stockholders' Equity Note [Abstract]
ORDINARY SHARES

13. ORDINARY SHARES

Upon the completion of the initial public offering, the ordinary shares of the Company are classified as Class A and Class B. Holders of Class A ordinary shares and Class B ordinary shares have the same rights except for voting and conversion rights. Each Class A ordinary share is entitled to one vote, and each Class B ordinary share is entitled to ten votes and is convertible into one Class A ordinary share. Class A ordinary shares are not convertible into Class B ordinary shares under any circumstances.

In November 2022, the Company’s board of directors authorized a share repurchase program, under which the Company may repurchase up to USD30,000 of its common shares, including shares represented by American depositary shares, effective until November 2025. Additionally, Mr. Larry Xiangdong Chen, the Company's founder, Chairman and CEO, intends to personally purchase up to USD20,000 of the Company's shares. During the year ended December 31, 2022, the Company and Mr. Larry Xiangdong Chen did not make any repurchase under this share repurchase program.

During the year ended December 31, 2021 and 2022, the shares of treasury stock reissued in connection with the exercise of options and the vesting of RSUs were 365,358 and nil, respectively.